FAIR VALUE - Narratives (Details)	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Sep. 30, 2023 USD ($) shares	Sep. 08, 2023	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 31, 2022 $ / shares shares	Oct. 20, 2022	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)
FAIR VALUE
Warrants issued to purchase shares	24,613,833	28,002,379
Warrant liability | $	$ 11,929,242	$ 16,120,898	$ 21,965,401		$ 6,538,873	$ 4,581,455	$ 5,972,252			$ 600,000	$ 900,000	$ 2,700,000
September 2023 Warrants
FAIR VALUE
Warrants issued to purchase shares			21,025,641
Warrant liability | $	$ 30,000	$ 4,200,000
2022 Common Warrants
FAIR VALUE
Warrants issued to purchase shares	4,201,044							5,151,098
Warrants term								5 years
Exercise price of warrants (in dollars per share) | $ / shares	$ 1.96							$ 1.96
2022 Pre-Funded Common Warrants
FAIR VALUE
Warrants issued to purchase shares								1,875,941
Dividend | September 2023 Warrants
FAIR VALUE
Warrants	0	0	0	0
Dividend | 2022 Common Warrants
FAIR VALUE
Warrants		0					0	0	0